SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Nov. 09, 2022	Mar. 17, 2022	Aug. 13, 2021	Feb. 13, 2023	Oct. 27, 2022	Aug. 18, 2021
Subsequent Event [Line Items]
Price per share						$ 10
Private Placement [Member]
Subsequent Event [Line Items]
Purchased shares of placement units			469,175
Price per share						$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Loans Payable					$ 215,000
Proceeds from loan	$ 1,150,000
Purchased shares of placement units	115,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share	$ 10			$ 0.1
Subsequent Event [Member] | Merger Agreement [Member] | Benuvia [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		$ 400,000,000
Aggregate amount of outstanding indebtedness		$ 40,000,000
Business consideration per share price		$ 10
Number of shares of our common stock equal to merger consideration percentage		5.00%
Business Acquisition Percentage Of Price Protection Escrow Amount		20.00%